PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PRIVATE PLACEMENT.
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 13,730,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant, generating gross proceeds of approximately $13.7 million.

Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable for cash or on a cashless basis.

Pursuant to a letter agreement, dated November 16, 2021, among the Company and the other parties thereto (the “Letter Agreement”), the parties agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

NOTE 4.  PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 13,730,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant, generating gross proceeds of approximately $13.7 million.

Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable for cash or on a cashless basis.

Pursuant to a letter agreement, dated November 16, 2021, among the Company and the other parties thereto (the “Letter Agreement”), the parties agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.